Impairment of Silver and Gold Interests - Additional Information (Detail) $ in Thousands, oz in Millions	12 Months Ended
	Jan. 31, 2018 oz	Dec. 31, 2017 USD ($) $ / oz	Dec. 31, 2016 USD ($) $ / oz
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges		$ 228,680	$ 71,000
Silver and gold interests		5,423,277	5,919,272
Silver interests [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges		228,680
Silver and gold interests		2,080,688	2,435,999
Gold interests [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges			71,000
Silver and gold interests		3,342,589	3,483,273
Gold interests [member] | Sudbury [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Recoverable amount			402,000
Total impairment charges			$ 71,000
Discount rate			6.00%
Inflationary factor applied on gold and silver nominal prices thereafter for the NPV methodology			2.00%
Nominal gold price per ounce used to calculate the fair value less cost of disposal of each gold interest using the NPV methodology | $ / oz			1,218
Reduction in total recoverable ounces for the remaining mine life			20.00%
Silver and gold interests		379,988	$ 401,535
Other Silver Interests [member] | Silver interests [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Silver and gold interests		523,135	$ 785,570
Other Silver Interests [member] | Silver interests [member] | Pascua-Lama [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Gold reserves reclassified to gold resources | oz	14.0
Silver reserves reclassified to silver resources | oz	151.7
Precious metal purchase agreement carrying value		485,000
Recoverable amount		256,000
Total impairment charges		$ 228,680
Discount rate		9.00%
Inflationary factor applied on gold and silver nominal prices thereafter for the NPV methodology		2.00%
Nominal silver price per ounce used to calculate the fair value less cost of disposal of each silver interest using the NPV methodology | $ / oz		16.70